Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets [Text Block]
Note 8 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
	2013	2012

Prepaid insurance	$58,999	$61,519
Prepaid fees and rent	94,041	186,407
Deposits and advances	588,870	$409,604
Prepaid royalties	755,207	6,250
Other Current Assets	127,107	73,665

	$1,624,224	$737,445

Prepaid royalties is a result of a payment made, to a holder of a security interest in patents, for the termination and release of the security interest. The prepayment will be amortized to cost of sales over the life of the patents which expire November 2019. Amortization expense, related to the prepayment, of approximately $71,000 was recorded to cost of sales for the nine months ended September 30, 2013.

Note 9 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2012	December 31, 2011
Prepaid insurance	$61,519	$59,349
Prepaid fees and rent	192,658	28,202
Deposits and advances	409,604	563,436
Other Current Assets	73,664	44,580
	$737,445	$695,567

Prepaid fees and rent consist primarily of prepaid service contracts. Deposits and advances consist primarily of payments to the Company’s raw materials suppliers and Angel® centrifuge manufacturers. Other Current Assets is exclusively made up of parts used to refurbish the Angel® centrifuges.